Description of Business and Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Description of Business and Organization
Description of Business and Organization

1.Description of Business and Organization

Phoenix Motor Inc. (“Phoenix Motor” and the “Company”) and its subsidiaries (collectively the “Group”) is a techno-motive company that designs, assembles, and integrates electric drive systems for medium duty electric vehicles (“EVs”).

Phoenix Cars, LLC (“PCL”), a subsidiary of Phoenix Motor, designs and manufactures zero- emission electric drivetrain systems for integration in medium to heavy-duty commercial fleet vehicles in United States. PCL also sells a range of material handling products including all-electric lithium-ion forklifts and pallet jacks. Phoenix Motorcars Leasing, LLC (“PML”), a subsidiary of Phoenix Motor, serves as a sales and leasing dealership for PCL in United States.

1.Description of Business and Organization

Phoenix Motor Inc. (“Phoenix Motor” and “the Company”) and its subsidiaries (collectively the “Group”) is a leading techno-motive company that designs, assembles, and integrates electric drive systems for medium duty electric vehicles (“EVs”).

Phoenix Cars, LLC (“PCL”), a subsidiary of Phoenix Motor, designs and manufactures advanced zero- emission electric drivetrain systems for integration in medium to heavy-duty commercial fleet vehicles in United States. Phoenix Motorcars Leasing, LLC (“PML”), a subsidiary of Phoenix Motor, serves as a sales and leasing dealership for PCL in United States.

Phoenix Motor was incorporated in the state of Delaware in October 2020. EdisonFuture, Inc., a subsidiary of SPI Energy Co., Ltd (“SPI”), is the parent company of Phoenix Motor. On November 12, 2020, EdisonFuture, Inc. acquired 100% of the membership interest of PCL and PML. Simultaneously, EdisonFuture, Inc. effected the transfer of 100% membership interests of PCL and PML to Phoenix Motor. The acquisition has been accounted for under ASC 805 Business Combinations (see Note 4).

As a result of the Business Combination, the Company is the accounting acquirer and PCL and PML are the accounting acquirees and accounting predecessor. The Company’s financial statements for the period from January 1, 2020 to November 12, 2020 presented in this filing reflect the combined historical operations of PCL and PML (labeled “Predecessor”). The Company’s financial statements for the period from November 13, 2020 to December 31, 2020 and for the year ended December 31, 2021 reflect the operation of the Company after acquisition (labeled “Successor”).

As a result of the application of the acquisition method of accounting as of the effective time of the Business Combination, the accompanying consolidated financial statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are, therefore, not comparable.